LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2015
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Abstract]
Discontinued operations and long- lived assets held for sale and liabilities directly associated with Long Lived assets held for sale Tables
		As of December 31,
		2014	2015
		(EUR in millions)
ASSETS
Cash and due from banks		620	684
Deposits with Central Bank		2,518	2,528
Securities purchased under agreements to resell		71	-
Interest bearing deposits with banks		66	93
Trading assets		19	26
Derivative assets		1,146	1,723
Available-for-sale securities		1,884	1,675
Held-to-maturity securities		1,307	1,210
Equity method investments		80	35
Loans		18,840	19,441
Less: Allowance for loan losses		(700)	(960)
Net loans		18,140	18,481
Goodwill		1,981	-
Software and other intangibles		190	86
Premises and equipment		505	485
Accrued interest receivable		291	314
Other assets		350	345
Valuation allowance related to assets of the discontinued operations		-	(3,619)
Total assets of the discontinued operations		29,168	24,066
Total assets of disposal groups classified as held for sale		118	693
TOTAL ASSETS		29,286	24,759

LIABILITIES AND SHAREHOLDERS’ EQUITY
Interest bearing deposits		13,342	13,829
Non-interest bearing deposits		2,064	2,370
Total deposits		15,406	16,199
Securities sold under agreements to repurchase		1,467	1,464
Derivative liabilities		564	768
Other borrowed funds		2,303	972
Accounts payable, accrued expenses and other liabilities		1,273	1,234
Long-term debt		1,699	2,718
Total liabilities of the discontinued operations		22,712	23,355
Total liabilities of disposal groups classified as held for sale		7	295
Total liabilities		22,719	23,650

	Year ended December 31,
	2013	2014	2015
	(EUR in millions)
Net interest income before provision for loan losses	1,393	1,226	1,421
Provision for loan losses	(336)	(337)	(391)
Net interest income/(loss) after provision for loan losses	1,057	889	1,030
Total non-interest income / (loss) excluding gains / (losses) on investment securities	604	151	283

Net realized gains/(losses) on sales of available-for-sale securities	62	4	9
Net gains / (losses) on available for sale and held to maturity securities	62	4	9
Total non-interest income / (loss)	666	155	292

Total non-interest expense	(928)	(825)	(907)
Income / (loss) before income tax	795	219	415
Income tax expense	(147)	(50)	(60)
Net Income / (loss) from discontinuing operations before impairments	648	169	355
Impairment of goodwill and PPA's	-	-	(1,859)
Impairment of assets classified as discontinued operations	-	-	(3,619)
Net Income / (loss) from discontinuing operations after impairments	648	169	(5,123)
Less: Net income attributable to the non-controlling interest	(34)	(7)	(1)
NET INCOME / (LOSS) attributable to NBG shareholders	614	162	(5,124)

	Year ended December 31,
	2013	2014	2015
	(EUR in millions)
Cash Flows from discontinued Operations
Cash flows provided by/(used in) operating activities	(720)	743	(130)
Cash flows provided by / (used in) investing activities	(3,668)	(3,333)	(2,768)